SHORT-TERM BORROWINGS DUE TO RELATED PARTIES	6 Months Ended
Dec. 31, 2023
SHORT-TERM BORROWINGS DUE TO RELATED PARTIES
SHORT-TERM BORROWINGS DUE TO RELATED PARTIES

NOTE 14. SHORT-TERM BORROWINGS DUE TO RELATED PARTIES

Short-term borrowings due to related parties consisted of the following:

	June 30,	December 31,	December 31,
	2023	2023	2023
		RMB	US Dollars
Short-term borrowings due to related parties:	RMB	(Unaudited)	(Unaudited)
Short-term borrowing from a Founder, 3.65% annual interest, due on December 26, 2023	¥10,004,055	¥—	$—
Short-term borrowing from a Founder, 3.40% annual interest, due on June 4, 2024*	4,993,950	4,994,892	703,516
Short-term borrowing from a Founder, 3.40% annual interest, due on June 16, 2024*	5,020,217	5,021,164	707,216
Short-term borrowing from a Founder, 3.45% annual interest, due on December 28, 2024	—	10,003,833	1,409,010
Total short-term borrowings due to related parties	¥20,018,222	¥20,019,889	$2,819,742

*On May 29, 2024, the Company entered into a three-year supplemental agreement with the founder, changing the term of the loan from May 29, 2024 to April 29, 2027 and the annual interest rate to 3.75%.

No short-term borrowings due to related parties were guaranteed or collateralized as of June 30, 2023 and December 31, 2023.

Interest expense for short-term borrowings due to related parties were ¥142,725 and ¥338,338 ($47,654) for the six months ended December 31, 2022 and 2023, respectively.